Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
General and administrative	$ 1,123,268	$ 1,211,102	$ 3,661,853	$ 3,814,513
Research and development	3,410,572	2,207,913	9,823,884	6,318,055
Total operating expenses	4,533,840	3,419,015	13,485,737	10,132,568
Loss from operations	(4,533,840)	(3,419,015)	(13,485,737)	(10,132,568)
Other income (expenses):
Interest income	12,883	0	20,685	0
Interest expense	(1,838)	(538)	(10,924)	(4,715)
Total other income (expense)	11,045	(538)	9,761	(4,715)
Net loss	$ (4,522,795)	$ (3,419,553)	$ (13,475,976)	$ (10,137,283)
Loss per share - basic	$ (1.08)	$ (2.56)	$ (4.05)	$ (7.67)
Loss per share - diluted	$ (1.08)	$ (2.56)	$ (4.05)	$ (7.67)
Weighted average shares outstanding - basic	4,177,069	1,334,417	3,327,636	1,321,065
Weighted average shares outstanding - diluted	4,177,069	1,334,417	3,327,636	1,321,065